Related party transactions, Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Key management personnel compensation [Abstract]
Short-term employee benefits	$ 3,900,376	$ 3,092,881	$ 2,146,954
Superannuation entitlements	211,912	159,017	116,922
Share-based payments	2,373,261	1,167,650	542,456
Key management personnel compensation	$ 6,485,549	$ 4,419,548	$ 2,806,332